Right-Of-Use Assets (Notes)	12 Months Ended
Dec. 31, 2020
Right-Of-Use Assets [Abstract]
Right-of-use assets	RIGHT-OF-USE ASSETS:
    The following table details the changes to the net book value of ROU assets during the periods shown:

	Land	Buildings	Other	Total
Balance — January 1, 2019	$7.3	$103.5	$0.7	$111.5
Additions (i)	—	27.5	2.1	29.6
Depreciation	(0.6)	(31.6)	(0.3)	(32.5)
Write-down of assets and lease terminations(ii)	—	(4.7)	—	(4.7)
Foreign exchange and other	0.3	—	(0.1)	0.2
Balance — December 31, 2019	7.0	94.7	2.4	104.1
Additions(i)	0.7	26.9	0.3	27.9
Depreciation	(0.6)	(29.2)	(0.5)	(30.3)
Write-down of assets and lease terminations(ii)	—	(1.1)	—	(1.1)
Foreign exchange and other	—	0.4	—	0.4
Balance — December 31, 2020	$7.1	$91.7	$2.2	$101.0
(i)    Additions represent new leases and lease renewals as result of extension of lease terms. Additions for 2020 were reduced by $4.2 in tenant improvement allowances that we received in connection with a new building lease for one of our Atrenne sites.
(ii)    During 2020, we recorded $1.1 (2019 — $1.0) (in each case as restructuring charges) to write down certain ROU assets in connection with restructuring actions pertaining to vacated properties, resulting in part from certain sublet recoveries that were lower than the carrying value of the related leases (Sublet Losses). See note 16(a). During 2019, we also terminated several leases in connection with restructuring actions and de-recognized $3.7 of ROU assets in connection therewith.
We review the carrying amount of ROU assets for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. We did not identify any triggering event during the course of 2019 or 2020 indicating that the carrying amount of our ROU assets or related CGUs may not be recoverable. However, we recorded non-cash restructuring charges in 2019 and 2020 to write-down certain ROU assets related to vacated properties (resulting in part from Sublet Losses, defined in footnote (ii) above) in connection with our restructuring activities, as described in note 16(a).